Share Capital and Employee Compensation Plans (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares
Share Capital and Employee Compensation Plans [Line Items]
Number of share options granted (in shares)	65,000		944,500
Number of share options exercised in share-based payment arrangement	1,282,750		1,507,500
Capital shares allocated | $	$ 4,000
NCIB, maximum shares that can be purchased annually	7,361,563
NCIB, maximum shares that can be purchased daily	80,376
Number of shares repurchased and cancelled (in shares)	1,500,000
Weighted average share price of shares repurchased and cancelled (in dollars per share) | $ / shares		$ 6.44
Payments to acquire or redeem entity's shares | $	$ 7,145		$ 0
Shares cancelled, allocated to deficit | $	3,100
Short-form prospectus offerings
Share Capital and Employee Compensation Plans [Line Items]
Number of shares issued in prospectus offering			1,507,500
Stock Options
Share Capital and Employee Compensation Plans [Line Items]
Share-based compensation | $	2,300		$ 1,000
Performance Share Units
Share Capital and Employee Compensation Plans [Line Items]
Share-based compensation | $	$ 500		$ 300
Share based payment arrangement, vesting period	3 years
Granted (in shares)	61,875,000		173,750,000
Granted ( in CAD per share) | $ / shares		$ 7.29		$ 7.69
Performance Share Units | Bottom of range
Share Capital and Employee Compensation Plans [Line Items]
Share based payment arrangement, vesting percentage	0.00%
Performance Share Units | Top of range
Share Capital and Employee Compensation Plans [Line Items]
Share based payment arrangement, vesting percentage	200.00%
Restricted Share Units
Share Capital and Employee Compensation Plans [Line Items]
Share-based compensation | $	$ 800		$ 100
Share based payment arrangement, vesting percentage	33.00%
Granted (in shares)	0		195,500,000
Deferred Share Units
Share Capital and Employee Compensation Plans [Line Items]
Share-based compensation | $	$ 700		$ 400
Granted (in shares)	0		96,000,000